Liability for Policy and Contract Claims (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Liability for Policy and Contract Claims

The following table sets forth changes in the liability for policy and contract claims for the dates indicated:

(Amounts in millions)	2012 (1)	2011 (2)	2010 (3)
Beginning as of January 1	$7,620	$6,933	$6,567
Less reinsurance recoverables	(1,654)	(1,654)	(1,769)

Net balance as of January 1	5,966	5,279	4,798

Incurred related to insured events of:
Current year	3,405	3,562	3,436
Prior years	237	651	799

Total incurred	3,642	4,213	4,235

Paid related to insured events of:
Current year	(1,196)	(1,238)	(1,217)
Prior years	(2,790)	(2,379)	(2,669)

Total paid	(3,986)	(3,617)	(3,886)

Interest on liability for policy and contract claims	153	136	121
Foreign currency translation	12	(17)	11
Other (4)	—	(28)	—

Net balance as of December 31	5,787	5,966	5,279
Add reinsurance recoverables	1,722	1,654	1,654

Balance as of December 31	$7,509	$7,620	$6,933

(1)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.

(2)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.

(3)

Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.

(4)	The amounts relate to the sale of our Medicare supplement insurance business in 2011. See note 8 for additional information.